Davis Research Fund

(portfolio of Davis New York Venture Fund, Inc.)

October 31, 2020

Over 50 Years of Reliable Investing™

DAVIS RESEARCH FUND	Schedule of Investments
October 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (88.30%)
COMMUNICATION SERVICES – (4.26%)
Media & Entertainment – (4.26%)
Alphabet Inc., Class C *	665	$1,077,972
Facebook, Inc., Class A *	3,025	795,908
IAC/InterActiveCorp *	4,470	539,618
	Total Communication Services	2,413,498
CONSUMER DISCRETIONARY – (22.58%)
Consumer Services – (3.86%)
New Oriental Education & Technology Group, Inc., ADR (China)*	13,630	2,185,980
Retailing – (18.72%)
Alibaba Group Holding Ltd., ADR (China)*	4,135	1,259,893
Amazon.com, Inc. *	1,381	4,192,923
Booking Holdings Inc. *	129	209,302
Delivery Hero SE (Germany)*	10,645	1,221,984
JD.com, Inc., Class A, ADR (China)*	10,033	817,890
Meituan, Class B (China)*	31,700	1,181,749
Naspers Ltd. - N (South Africa)	3,705	723,318
Prosus N.V., Class N (Netherlands)	3,705	369,892
Ulta Beauty, Inc. *	3,080	636,852
		10,613,803
	Total Consumer Discretionary	12,799,783
FINANCIALS – (19.24%)
Banks – (6.16%)
Danske Bank A/S (Denmark)*	51,660	688,502
DBS Group Holdings Ltd. (Singapore)	55,067	820,270
DNB ASA (Norway)*	32,140	434,044
U.S. Bancorp	17,995	700,905
Wells Fargo & Co.	39,525	847,811
		3,491,532
Diversified Financials – (10.30%)
Capital Markets – (3.72%)
Bank of New York Mellon Corp.	21,100	724,996
Julius Baer Group Ltd. (Switzerland)	31,160	1,386,783
		2,111,779
Consumer Finance – (2.45%)
American Express Co.	2,840	259,122
Capital One Financial Corp.	15,425	1,127,259
		1,386,381
Diversified Financial Services – (4.13%)
Berkshire Hathaway Inc., Class A *	4	1,210,000
Berkshire Hathaway Inc., Class B *	5,615	1,133,668
		2,343,668
		5,841,828
Insurance – (2.78%)
Life & Health Insurance – (1.46%)
AIA Group Ltd. (Hong Kong)	86,750	825,615
Property & Casualty Insurance – (0.69%)
Loews Corp.	11,345	393,445

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (0.63%)
Swiss Re AG (Switzerland)	4,940	$354,497
		1,573,557
	Total Financials	10,906,917
HEALTH CARE – (2.79%)
Health Care Equipment & Services – (2.79%)
Cigna Corp.	1,563	260,974
CVS Health Corp.	1,761	98,774
Humana Inc.	500	199,640
Quest Diagnostics Inc.	5,370	655,892
UnitedHealth Group Inc.	1,200	366,168
	Total Health Care	1,581,448
INDUSTRIALS – (6.84%)
Capital Goods – (6.84%)
Carrier Global Corp.	15,030	501,852
Eaton Corp. PLC	10,105	1,048,798
Ferguson PLC (United Kingdom)	6,248	620,557
Johnson Controls International plc	6,568	277,235
Raytheon Technologies Corp.	5,407	293,708
Schneider Electric SE (France)	9,365	1,137,908
	Total Industrials	3,880,058
INFORMATION TECHNOLOGY – (31.79%)
Semiconductors & Semiconductor Equipment – (15.16%)
Applied Materials, Inc.	42,070	2,491,806
Intel Corp.	61,781	2,735,663
Lam Research Corp.	2,455	839,806
Texas Instruments Inc.	17,500	2,530,325
		8,597,600
Software & Services – (15.97%)
DXC Technology Co.	19,429	357,882
Microsoft Corp.	12,350	2,500,504
Oracle Corp.	34,120	1,914,473
SAP SE, ADR (Germany)	20,230	2,161,171
Slack Technologies, Inc., Class A *	27,900	713,682
VMware, Inc., Class A *	10,920	1,405,732
		9,053,444
Technology Hardware & Equipment – (0.66%)
HP Inc.	20,830	374,107
	Total Information Technology	18,025,151
MATERIALS – (0.80%)
LafargeHolcim Ltd. (Switzerland)	10,516	452,034
	Total Materials	452,034
TOTAL COMMON STOCK – (Identified cost $31,591,895)		50,058,889

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2020 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (11.89%)
	StoneX Group Inc. Joint Repurchase Agreement, 0.09%, 11/02/20, dated 10/30/20, repurchase value of $5,040,038 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 11/05/20-06/01/51, total market value $5,140,800)	$5,040,000	$5,040,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.10%, 11/02/20, dated 10/30/20, repurchase value of $1,703,014 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-3.50%, 10/01/35-08/01/47, total market value $1,737,060)	1,703,000	1,703,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,743,000)		6,743,000
	Total Investments – (100.19%) – (Identified cost $38,334,895)		56,801,889
	Liabilities Less Other Assets – (0.19%)		(110,394)
		Net Assets – (100.00%)	$56,691,495

ADR: American Depositary Receipt

*	Non-income producing security.

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2020 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2020 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Common Stock:
Communication Services	$2,413,498	$–	$–	$2,413,498
Consumer Discretionary	9,302,840	3,496,943	–	12,799,783
Financials	6,397,206	4,509,711	–	10,906,917
Health Care	1,581,448	–	–	1,581,448
Industrials	2,121,593	1,758,465	–	3,880,058
Information Technology	18,025,151	–	–	18,025,151
Materials	–	452,034	–	452,034
Short-Term Investments	–	6,743,000	–	6,743,000
Total Investments	$39,841,736	$16,960,153	$–	$56,801,889

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

Federal Income Taxes

At October 31, 2020, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$38,659,889
Unrealized appreciation	21,075,185
Unrealized depreciation	(2,933,185)
Net unrealized appreciation	$18,142,000

Coronavirus (COVID-19) Pandemic

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; significant disruptions to business operations (including business closures); disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.